Consolidated Statements of Cash Flows		6 Months Ended
		Jun. 30, 2020 CNY (¥)		Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Cash flows from operating activities
Net income		¥ 377,984,000		$ 53,499,000	¥ 185,261,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment		27,024,000		3,825,000	20,245,000
Amortization of acquired intangible assets		19,622,000		2,777,000	7,672,000
Amortization of right-of-use assets		14,213,000		2,012,000	11,498,000
Expected credit loss expenses		1,429,000		202,000
Losses on disposal of property and equipment and intangible assets		282,000		40,000	3,000
Share of loss in equity method investments, net of income taxes		1,061,000		150,000	45,000
Other non-cash income		(1,013,000)		(143,000)	(9,278,000)
Deferred income taxes		(52,259,000)	[1]	(7,397,000)	1,685,000	[1]
Gain on fair value changes of an investment		(2,160,000)		(306,000)	0
Short-term investment income		(36,949,000)		(5,230,000)	(10,103,000)
Foreign currency exchange (losses) gains		2,400,000		340,000	(413,000)
Share-based compensation		218,057,000		30,864,000	116,435,000
Changes in operating assets and liabilities:
Accounts receivable, net		(4,073,000)		(576,000)	(13,112,000)
Prepayments and other assets		27,048,000		3,828,000	(31,109,000)
Amounts due from related parties		(1,638,000)		(232,000)	200,272,000
Amounts due to related parties		162,701,000		23,029,000	68,317,000
Accounts payable		(24,000)		(3,000)	108,000
Deferred revenue		(249,358,000)		(35,294,000)	340,798,000
Lease liabilities		(13,411)		(1,898)	(10,761)
Advances from customers		(3,742,000)		(530,000)	(6,803,000)
Accrued liabilities and other current liabilities		102,897,000		14,563,000	180,092,000
Income tax payable		57,172,000		8,092,000	20,710,000
Net cash provided by operating activities		647,263,000		91,612,000	1,071,562,000
Cash flows from investing activities
Placements of short-term deposits		(5,843,255,000)		(827,059,000)	(6,147,541,000)
Maturities of short-term deposits		6,394,005,000		905,013,000	4,304,179,000
Placements of short-term investments		(900,000,000)		(127,387,000)	(1,240,001,000)
Maturities of short-term investments		758,602,000		107,373,000	648,812,000
Purchase of property and equipment		(18,044,000)		(2,554,000)	(33,429,000)
Purchase of intangible assets		(62,806,000)		(8,890,000)	(911,000)
Cash paid for long-term investments		(49,066,000)		(6,945,000)	(92,944,000)
Proceeds from disposal of property and equipment		11,000		2,000	4,000
Net cash (used in) provided by investing activities		279,447,000		39,553,000	(2,561,831,000)
Cash flows from financing activities
Net proceeds from issuance of ordinary shares upon follow-on public offering					2,113,336,000
Proceeds from exercise of vested share options		18,364,000		2,599,000	10,683,000
Net cash provided by financing activities		18,364,000		2,599,000	2,124,019,000
Net increase in cash, cash equivalents and restricted cash		945,074,000		133,764,000	633,750,000
Cash and cash equivalents and restricted cash at the beginning of the period		1,114,585,000		157,759,000	709,019,000
Effect of exchange rate changes on cash and cash equivalents and restricted cash		9,040,000		1,282,000	6,304,000
Cash and cash equivalents at the end of the period		2,068,699,000		292,805,000	1,349,073,000
Supplemental disclosure of cash flows information
—Income tax paid		91,954,000		13,015,000	18,205,000
—Acquisition of property and equipment in form of accounts payable		(34,607,000)		(4,898,000)	(17,834,000)
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents		2,062,524,000
Restricted cash		6,175,000
Douyu [Member]
Cash flows from operating activities
Net income		573,796,451		81,215,617	41,307,277
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment		10,850,712		1,535,819	17,295,290
Loss from the disposal of intangible assets		550,590		77,931	0
Amortization of intangible assets		44,224,845		6,259,621	24,469,529
Non-cash operating lease expenses		22,226,731		3,145,990	0
Loss on the disposal of property and equipment		0		0	57,755
Provision (reversal) for allowance for doubtful accounts		(1,339,850)		(189,643)	3,181,999
Share of income in equity method investments		(17,023,570)		(2,409,530)	(2,417,579)
Gain on disposal of a subsidiary		(23,525,694)		(3,329,846)	0
Impairment loss of investments		19,417,065		2,748,307	3,790,443
Unrealized gain from investment in equity investee		(8,571,429)		(1,213,207)	0
Share-based compensation		75,703,063		10,715,073	45,212,934
Foreign exchange gain		0		0	(32,045,080)
Changes in operating assets and liabilities:
Accounts receivable, net		17,935,292		2,538,575	(87,264,987)
Prepayments		(58,868,678)		(8,332,321)	39,489,183
Other current assets		24,615,367		3,484,079	(180,624,628)
Other non-current assets		(8,623,957)		(1,220,642)	0
Amounts due from related parties		7,051,983		998,143	(8,088,946)
Amounts due to related parties		(34,767,137)		(4,920,969)	73,782,691
Accounts payable		188,893,545		26,736,146	322,339,402
Deferred revenue		(19,320,767)		(2,734,677)	46,306,745
Lease liabilities		(12,754,636)		(1,805,302)	0
Advances from customers		(3,719,585)		(526,473)	10,470,785
Accrued liabilities and other current liabilities		(43,728,313)		(6,189,341)	(9,241,209)
Net cash provided by operating activities		753,022,028		106,583,350	308,021,604
Cash flows from investing activities
Purchase of property and equipment		(6,461,642)		(914,586)	(10,922,856)
Purchase of intangible assets		(58,860,589)		(8,331,176)	(64,514,870)
Payment for investments		(231,191,900)		(32,723,090)	(12,600,000)
Proceeds from disposal of property and equipment		95,109		13,462	112,644
Payment for short-term bank deposits		(1,696,695,000)		(240,151,590)	0
Purchases of short-term investments		(2,709,000,000)		(383,464,064)	(1,075,000,000)
Proceeds from disposal of short-term investments		2,609,000,000		369,279,982	1,075,000,000
Proceeds from disposal of intangible assets		1,455,423		206,002	0
Proceeds from disposal of a subsidiary		50,543,501		7,153,968	0
Payment for business acquisition, net of cash acquired		0		0	(11,012,762)
Loans to related parties		(10,000,000)		(1,415,408)	(5,000,000)
Repayment of loan to related parties		10,089,244		1,428,040	714,286
Net cash (used in) provided by investing activities		(2,041,025,854)		(288,888,460)	(103,223,558)
Cash flows from financing activities
Payment of IPO offering costs		0		0	(10,153,625)
Acquisition of noncontrolling interest		(4,500,000)		(636,934)	0
Proceeds from capital contribution from noncontrolling interest shareholder		73,335,744		10,380,001	0
Repurchase of ordinary shares		(579,824,528)		(82,068,835)	0
Settlement of redemption liability to a preferred shareholder in connection with 2018 Restructuring	[2]	0		0	(1,323,049,149)
Repayment of advance from related party		0		0	(39,995,000)
Cash used in financing activities		(510,988,784)		(72,325,768)	(1,373,197,774)
Effect of foreign exchange rate changes on cash and cash equivalents		56,297,574		7,968,405	6,191,177
Net increase in cash, cash equivalents and restricted cash		(1,742,695,036)		(246,662,473)	(1,162,208,551)
Cash, cash equivalent and restricted cash at the beginning of the period		8,134,892,989		1,151,419,370	5,562,204,889
Cash, cash equivalent and restricted cash at the end of the period		6,392,197,953		904,756,897	4,399,996,338
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable		0		0	26,095,859
Payable for purchases of property and equipment		0		0	5,670,592
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents		6,381,495,234			4,399,996,338
Restricted cash		10,702,719			0
Cash, cash equivalent and restricted cash at the end of the period		¥ 6,392,197,953		$ 904,756,897	¥ 4,399,996,338

[1]	The deferred income tax benefits for the six months ended June 30, 2020 represented mainly the deferred tax related to unrealized losses arisen from intercompany transactions.
[2]	In May 2018, as an integrated step of the 2018 Restructuring, in order to comply with certain PRC foreign currency control rules and regulations, Beijing Sequoia has to redeem its investment in Series A Preferred Equity in Wuhan Douyu for US$197,443,500 from Wuhan Douyu and the redemption amount in full is to be reinvested to the Company as capital contribution. The redemption amount, equivalent to RMB1,323,049,149, has been paid by Wuhan Douyu in first half year of 2019.